Notes Payable (Details Narrative) (USD $)			3 Months Ended	12 Months Ended
	Mar. 31, 2013 First Line Capital [Member]	Dec. 31, 2012 First Line Capital [Member]	Mar. 31, 2013 Mr Sternheim CEO [Member]	Dec. 31, 2012 Mr Sternheim CEO [Member]	Dec. 31, 2012 Mendel Mochkin [Member]	Dec. 31, 2011 Mendel Mochkin [Member]	Mar. 31, 2012 Landolt Director [Member]
Principle balance due	$ 30,000	$ 30,000		$ 50,020	$ 25,000	$ 25,000	$ 25,000
Accrued interest	15.00%	8.00%			5.00%	5.00%
Due date of note	March 28, 2013	January 2013
Accrued interest, Amount							3,459
Imputed interest			986	393
Due to raleted party				$ 50,020